Restructuring - Summary of Restructuring-related charges (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 4,329
Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,627
General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,702
Severance and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3,840
Severance and other benefit-related costs | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,138
Severance and other benefit-related costs | General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,702
Accelerated depreciation charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	360
Accelerated FX-322 charges
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	129
Accelerated FX-322 charges | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 129